FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02896

                          Dryden High Yield Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                   Date of fiscal year-end: December 31, 2006

                     Date of reporting period: June 30, 2007




Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02896
Reporting Period: 07/01/2006 - 06/30/2007
Dryden High Yield Fund, Inc.









================== DRYDEN HIGH YIELD FUND - SUB-ADVISER: PIM ===================


ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848303
Meeting Date: SEP 12, 2006   Meeting Type: GENERAL
Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     HOLDERS HAVE THE OPTION TO ELECT TO       FOR       FOR        Management
      ACCEPT THE "FIFTH AMENDED JOINT CHAPTER
      11 PLAN OF REORGANIZATION


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EMBARQ CORP

Ticker:       EQ             Security ID:  29078E105
Meeting Date: APR 26, 2007   Meeting Type: GENERAL
Record Date:  MAR 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     TO RATIFY THE APPOINTMENT OF KPMG LLP AS  FOR       FOR        Management
      OUR INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE 2007 FISCAL YEAR.


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IMPSAT FIBER

Ticker:       IMPT           Security ID:  45321T202
Meeting Date: JAN 17, 2007   Meeting Type: SPECIAL
Record Date:  DEC 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ADOPTION OF THE AGREEMENT AND PLAN OF     FOR       FOR        Management
      MERGER, DATED AS OF OCTOBER 25, 2006, BY
      AND AMONG IMPSAT FIBER NETWORKS, INC.,
      GLOBAL CROSSING LIMITED AND GC CRYSTAL
      ACQUISITION, INC.


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PREMIUM STANDARD FARMS INC.

Ticker:       PSF            Security ID:  74060C105
Meeting Date: SEP 14, 2006   Meeting Type: GENERAL
Record Date:  JUL 17, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFY THE SELECTION OF DELOITTE & TOUCHE FOR       FOR        Management
      LLP AS THE INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE COMPANY.


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PREMIUM STANDARD FARMS INC.

Ticker:       PSF            Security ID:  74060C105
Meeting Date: FEB 23, 2007   Meeting Type: SPECIAL
Record Date:  JAN 19, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ADOPT THE AGREEMENT AND PLAN OF MERGER,   FOR       FOR        Management
      DATED AS OF SEPTEMBER 17, 2006, AMONG
      SMITHFIELD FOODS, INC., KC2 MERGER SUB,
      INC. AND PREMIUM STANDARD FARMS, INC., AS
      IT MAY BE AMENDED FROM TIME TO TIME.
2     IN THEIR DISCRETION, THE NAMED PROXIES    FOR       FOR        Management
      ARE AUTHORIZED TO VOTE ON ANY PROCEDURAL
      MATTERS INCIDENT TO THE CONDUCT OF THE
      SPECIAL MEETING, SUCH AS ADJOURNMENT OF
      THE SPECIAL MEETING, INCLUDING ANY
      ADJOURNMENT FOR THE PURPOSE OF SOLICITING
      ADDITIONAL PROXIES


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SPRINT NEXTEL CORPORATION

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 8, 2007    Meeting Type: GENERAL
Record Date:  MAR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     TO RATIFY APPOINTMENT OF KPMG LLP AS      FOR       FOR        Management
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM OF SPRINT NEXTEL FOR 2007.
3     TO APPROVE THE 2007 OMNIBUS INCENTIVE     FOR       FOR        Management
      PLAN.
4     SHAREHOLDER PROPOSAL CONCERNING ADVISORY  AGAINST   FOR        Shareholder
      VOTE ON COMPENSATION OF NAMED EXECUTIVE
      OFFICERS.


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STAGE STORES INC

Ticker:       STGS           Security ID:  85254C305
Meeting Date: JUN 7, 2007    Meeting Type: GENERAL
Record Date:  APR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF THE SELECTION OF DELOITTE FOR       FOR        Management
      & TOUCHE LLP AS INDEPENDENT REGISTERED
      PUBLIC ACCOUNTING FIRM FOR 2007.
3     AMENDMENT OF ARTICLES OF INCORPORATION TO FOR       FOR        Management
      INCREASE AUTHORIZED COMMON STOCK.
4     AMENDMENT OF ARTICLES OF INCORPORATION TO FOR       FOR        Management
      SPECIFY AUTHORIZED PREFERRED STOCK


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XEROX CORP

Ticker:       XRX            Security ID:  984121103
Meeting Date: MAY 24, 2007   Meeting Type: GENERAL
Record Date:  MAR 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF THE SELECTION OF          FOR       FOR        Management
      PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      2007.
3     AMENDMENT OF THE 2004 PERFORMANCE         FOR       ABSTAIN    Management
      INCENTIVE PLAN.
4     SHAREHOLDER PROPOSAL RELATING TO THE      AGAINST   FOR        Shareholder
      ADOPTION OF A VENDOR CODE OF CONDUCT.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden High Yield Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)






Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2007. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2007.


Date:    August 8, 2007